12. Earnings/(loss) per share (Details Narrative) - Due on March 30, 2018 [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Exercise price of warrants	$ 5.00
Description for redemption of warrants	last sale price of its ordinary shares on the stock exchange equals or exceeds $15.00 per share for any 20 trading days within a 30 trading day period.
Forfeiture of founders shares		507,762